CAPITAL STRUCTURE	9 Months Ended
Sep. 30, 2016
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CAPITAL STRUCTURE

8.	CAPITAL STRUCTURE

Ordinary and Treasury Shares

The Company’s treasury shares represent i) new shares issued by the Company and held by the depository bank to facilitate the administration and operations of the Company’s share incentive plans, and are to be delivered to the Directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options; ii) the shares purchased under a trust arrangement for the benefit of certain beneficiaries who are awardees under the 2011 Share Incentive Plan and held by a trustee to facilitate the future vesting of restricted shares in selected Directors, employees and consultants under the 2011 Share Incentive Plan; and iii) the shares repurchased by the Company under the 2015 Stock Repurchase Program (as described below) pending for retirement.

New Shares Issued by the Company

During the nine months ended September 30, 2016, no ordinary share was issued by the Company to its depository bank for future vesting of restricted shares and exercise of share options. The Company issued 303,318 of these ordinary shares upon vesting of restricted shares; and 197,682 of these ordinary shares upon exercise of share options during the nine months ended September 30, 2016. As of September 30, 2016 and December 31, 2015, the Company had a balance of 12,416,017 and 12,917,017 newly issued ordinary shares which continue to be held by the Company for future issuance upon vesting of restricted shares and exercise of share options, respectively.

Shares Purchased under a Trust Arrangement

On May 15, 2013, the Board of Directors of the Company authorized a trustee to purchase the Company’s ADSs from the open market for the purpose of satisfying its obligation to deliver ADSs under its 2011 Share Incentive Plan (“Share Purchase Program”). Under the Share Purchase Program, the trustee was authorized to purchase ADSs from the open market at the price ranges to be determined by the Company’s management from time to time. The purchased ADSs were to be delivered to the Directors, eligible employees and consultants upon vesting of the restricted shares. Following the delisting of the Company from the Hong Kong Stock Exchange in July 2015, the Company terminated the trust and the trustee approved the termination on April 26, 2016. The securities in the account maintained with the trustee were transferred back to the Company for future vesting.

As of December 31, 2015, the shares purchased under the trust arrangement had a balance of 18,213 ordinary shares. During the nine months ended September 30, 2016, the remaining 18,213 ordinary shares previously purchased under the trust arrangement were delivered to Directors and eligible employees upon vesting of restricted shares.

Shares Repurchased for Retirement

On May 20, 2015, the Board of Directors of the Company authorized the repurchase of the Company’s ADSs of up to an aggregate of $500,000 under a stock repurchase program (the “2015 Stock Repurchase Program”) for shares retirement. Under the 2015 Stock Repurchase Program, the Company was authorized to repurchase ADSs from the open market at the price ranges determined by the Company’s management from time to time. Upon the conclusion of the annual general meeting of the Company held on May 18, 2016, the 2015 Stock Repurchase Program expired. During the nine months ended September 30, 2016, no ordinary share was repurchased and retired under the 2015 Stock Repurchase Program. As of September 30, 2016 and December 31, 2015, there was no outstanding repurchased ordinary shares pending future retirement, respectively.

On May 9, 2016, the Company completed a repurchase of 155,000,000 of its ordinary shares (equivalent to 51,666,666 ADSs) from a subsidiary of Crown for an aggregate purchase price of $800,839, at an average market price of $15.50 per ADS or $5.1667 per share. Following the completion of this share repurchase, the 155,000,000 repurchased shares were canceled. The total cost for these repurchased shares, which comprised the purchase price and all incidental expenses, amounted to $803,171 was accounted for as cost for treasury shares for the nine months ended September 30, 2016.

As of September 30, 2016 and December 31, 2015, the Company had 1,475,924,523 and 1,630,924,523 issued ordinary shares, and 12,416,017 and 12,935,230 treasury shares, with 1,463,508,506 and 1,617,989,293 issued ordinary shares outstanding, respectively.